Other Income/(Expense) (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Interest expense		$ 691
Interest income	$ 2,448	1,523,900
Second Street Capital LLC [Member] | Ocean Biomedical Inc [Member]
Interest expense		170,255
Interest income		1,000
Second Street Capital LLC [Member] | Ocean Biomedical Inc [Member] | Warrant [Member]
Issuance of warrants		824,013
Second Street Capital LLC [Member] | Ocean Biomedical Inc [Member] | Put Option [Member]
Interest expense		$ 250,000